Fair Value Measurements - Schedule of Valuation of Investments and Financial Instruments Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Assets:
Cash equivalents	$ 7,915	$ 11,719
Marketable equity securities	3,050	2,834
Forward foreign currency exchange contracts	209	3,090
Interest Rate Derivative Assets, at Fair Value	0	515
Liabilities:
Forward foreign currency exchange contracts	3,232	532
Interest Rate Derivative Liabilities, at Fair Value	115,726	83,428
Level 1
Assets:
Cash equivalents	7,915	11,719
Marketable equity securities	3,050	2,834
Forward foreign currency exchange contracts	0	0
Interest Rate Derivative Assets, at Fair Value	0	0
Liabilities:
Forward foreign currency exchange contracts	0	0
Interest Rate Derivative Liabilities, at Fair Value	0	0
Level 2
Assets:
Cash equivalents	0	0
Marketable equity securities	0	0
Forward foreign currency exchange contracts	209	3,090
Interest Rate Derivative Assets, at Fair Value	0	515
Liabilities:
Forward foreign currency exchange contracts	3,232	532
Interest Rate Derivative Liabilities, at Fair Value	115,726	83,428
Level 3
Assets:
Cash equivalents	0	0
Marketable equity securities	0	0
Forward foreign currency exchange contracts	0	0
Interest Rate Derivative Assets, at Fair Value	0	0
Liabilities:
Forward foreign currency exchange contracts	0	0
Interest Rate Derivative Liabilities, at Fair Value	$ 0	$ 0